Benefit Plans (Significant Actuarial Assumptions Used to Determine Benefit Obligations) (Details)	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Weighted average assumed discount rate	4.43%	4.68%
Assumed rate of annual compensation increases	4.50%	4.50%